787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 2, 2015

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The New Ireland Fund, Inc. Investment Company Act File No. 811-05984

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Fund of shares of common stock, par value $0.01 per share (the “Shares”) on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act. The Fund is currently registering $1,000,000 of Shares, but may increase such amount, and pay the additional registration fee in connection therewith, in a pre-effective amendment to the Registration Statement.

In accordance with Rule 111 under the 1933 Act, the Fund has sent by wire transfer to the Securities and Exchange Commission’s (the “Commission”) account at U.S. Bank the amount of $116.20 in payment of the required registration fee.

The Fund expects to submit in writing at the appropriate time to the Staff of the Commission a request for the acceleration of effectiveness of the Registration Statement.

The Fund relies on an exemptive order under Section 19(b) of the 1940 Act to permit it to make periodic distributions of long-term capital gains with respect to its common stock as frequently as monthly in any one taxable year, and as frequently as distributions are specified by or determined in accordance with the terms of any outstanding preferred stock as the Fund may issue.

Should members of the Staff have any questions or comments concerning the Registration Statement, please call the undersigned at (212) 728-8138.

New York Washington Paris London Milan Rome Frankfurt Brussels

in alliance with Dickson Minto W.S., London and Edinburgh

Securities and Exchange Commission

April 2, 2015

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

Enclosures

cc:	Lelia Long, The New Ireland Fund, Inc.

Rose F. DiMartino, Willkie Farr & Gallagher LLP

Kevin D. Michel, Willkie Farr & Gallagher LLP

- 2 -